Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents.
Cash and Cash Equivalents

	December 31,	December 31,
	2025	2024

	(€ in thousands)
Cash at banks	37,755	74,199
Deposits	37,639	75,209
Money market funds	17,019	—
Total	92,413	149,408